Stock-based compensation - Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation
Total stock-based compensation	$ 1,855	$ 389	$ 3,679	$ 1,159	$ 1,880	$ 1,904
General and administrative
Stock-based compensation
Total stock-based compensation	1,649	220	3,103	663	1,204	1,325
Research and development
Stock-based compensation
Total stock-based compensation	$ 206	$ 169	$ 576	$ 496	$ 676	$ 579